Note 6 - Long-term Debt (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2021	May 28, 2020
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 50,000
Dividends, Preferred Stock, Cash	23,000
Pledged Assets Not Separately Reported, Fixed Assets	508,200,000
Term Loan Payable to Farm Credit East ACA [Member]
Debt Instrument, Face Amount		$ 100,000,000.0
Debt Instrument, Periodic Payment, Principal	1,000,000.0
Debt Instrument, Unamortized Discount, Total		$ 200,000
Term Loan [Member]
Debt Agreements, Financial Covenants, Minimum EBITDA	$ 50,000,000
Revolving Credit Facility [Member]
Debt Instrument, Covenant, Maximum Percentage of Commitments for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio	10.00%
Debt Instrument, Covenant, Maximum Amount for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio	$ 25,000,000